COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2013
COMMITMENTS AND CONTINGENCIES
Summary of notional amount of commitments representing off-balance sheet financial instruments

	2013	2012
	(In thousands)

Commitments to originate residential first and second mortgage loans	$65,936	$121,096
Commitments to originate commercial mortgage loans	62,626	46,058
Commitments to originate non-mortgage loans	15,778	12,458
Unused lines of credit - residential	67,265	92,692
Unused lines of credit - commercial	148,411	102,311